Right of use assets	12 Months Ended
Dec. 31, 2025
Right of use assets
Right of Use Assets

7. Right of use assets

	December 31, 2025
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$3,468,239	$2,091,929	$1,376,310
Office Building	2,324,694	1,472,261	852,433
Printer	9,716	6,839	2,877
	5,802,649	3,571,029	2,231,620

	December 31, 2024
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$3,468,239	$1,939,006	$1,529,233
Office Building	2,324,694	1,352,941	971,753
Printer	9,716	4,196	5,520
	5,802,649	3,296,143	2,506,506

On March 22, 2024, the Company extended its Aircraft lease for three years to March 28, 2027.  The Company will own the aircraft at the end of the lease term.  Terms of the lease extension include an interest rate of 12%, and monthly payments of US$40,189.  The Company has an early purchase option to acquire the aircraft on any of the remaining following dates, March 28, 2026 or September 28, 2026.  The purchase price would be the amortized value of the lease liability, plus a four-months of interest.  The lease is being treated as a finance lease.